Noncontrolling Interests (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Temporary Equity [Abstract]
Termination date range of mandatorily redeemable noncontrolling interests - begin	2085
Termination date range of mandatorily redeemable noncontrolling interests - end	2107
Settlement value of mandatorily redeemable noncontrolling interests	$ 159.2
Noncontrolling interests with redemption features	$ 57.5